Customer Accounts - Additional Information (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Customer accounts	₸ 5,441,456	₸ 4,000,690
Accrued interest included in term deposits of customer accounts	44,044	29,214
Customer accounts held as security against loans to customers	₸ 60,260	₸ 42,733
KZT
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of customer accounts predominately denominated	91.00%	87.00%
Other Foreign Currencies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of customer accounts predominately denominated	9.00%	13.00%
Top Twenty Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Customer accounts	₸ 97,806	₸ 108,665
Percentage of customer accounts due to customers	1.80%	2.72%